UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 7.8%
Hotels Restaurants & Leisure 2.7%
McDonald's Corp. (a)	660,200	41,057,838
Media 0.5%
Walt Disney Co. (a)	329,100	7,467,279
Multiline Retail 1.4%
Kohl's Corp.* (a)	575,200	20,822,240
Specialty Retail 2.5%
GameStop Corp. "A"*	508,000	11,003,280
Staples, Inc.	1,034,550	18,539,136

Tiffany & Co.	337,900	7,984,577

		37,526,993
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	218,800	11,158,800
Consumer Staples 13.8%
Beverages 4.2%
Diageo PLC	1,133,970	15,667,816
PepsiCo., Inc.	873,300	47,830,641

		63,498,457
Food & Staples Retailing 4.2%
Shoppers Drug Mart Corp.	241,800	9,414,249
Wal-Mart Stores, Inc.	707,300	39,651,238
Walgreen Co. (a)	538,700	13,289,729

		62,355,216
Food Products 3.1%
Dean Foods Co.*	372,500	6,693,825
General Mills, Inc. (a)	121,900	7,405,425
Groupe DANONE	252,286	15,142,792
Kellogg Co.	405,100	17,763,635

		47,005,677
Household Products 2.3%
Colgate-Palmolive Co.	345,300	23,666,862
Procter & Gamble Co. (a)	172,100	10,639,222

		34,306,084
Energy 10.1%
Energy Equipment & Services 2.6%
Halliburton Co.	577,400	10,497,132
Noble Corp.	381,400	8,425,126
Schlumberger Ltd.	311,800	13,198,494
Transocean Ltd.* (a)	141,916	6,705,531

		38,826,283
Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips	262,050	13,574,190
Devon Energy Corp.	414,600	27,243,366
EOG Resources, Inc.	296,600	19,747,628
ExxonMobil Corp.	352,800	28,164,024
XTO Energy, Inc.	684,575	24,144,960

		112,874,168
Financials 3.2%
Capital Markets 1.2%
Charles Schwab Corp.	590,000	9,540,300
State Street Corp. (a)	208,500	8,200,305

		17,740,605
Diversified Financial Services 0.6%
CME Group, Inc.	48,788	10,153,271
Insurance 1.4%
Aflac, Inc.	454,430	20,831,071
Health Care 21.8%
Biotechnology 6.5%
Celgene Corp.*	364,900	20,171,672

Genentech, Inc.*	272,500	22,592,975
Gilead Sciences, Inc.* (a)	1,067,200	54,576,608

		97,341,255
Health Care Equipment & Supplies 6.2%
Baxter International, Inc.	717,200	38,434,748
C.R. Bard, Inc. (a)	241,800	20,374,068
Hologic, Inc.* (a)	449,300	5,872,351
Medtronic, Inc. (a)	489,100	15,367,522
Zimmer Holdings, Inc.*	339,430	13,719,761

		93,768,450
Health Care Providers & Services 1.2%
Laboratory Corp. of America Holdings* (a)	261,900	16,868,979
UnitedHealth Group, Inc.	77,000	2,048,200

		18,917,179
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.*	480,200	16,360,414
Pharmaceuticals 6.8%
Abbott Laboratories (a)	721,300	38,495,781
Eli Lilly & Co.	229,600	9,245,992
Johnson & Johnson	908,706	54,367,880

		102,109,653
Industrials 9.8%
Aerospace & Defense 4.4%
Goodrich Corp.	517,500	19,157,850
Honeywell International, Inc.	609,200	20,000,036
United Technologies Corp.	499,700	26,783,920

		65,941,806
Electrical Equipment 1.8%
Emerson Electric Co.	749,600	27,442,856
Machinery 1.3%
Caterpillar, Inc.	79,700	3,560,199
Parker Hannifin Corp.	370,600	15,765,324

		19,325,523
Road & Rail 2.3%
Canadian National Railway Co.	620,200	22,798,552
Norfolk Southern Corp.	249,200	11,724,860

		34,523,412
Information Technology 21.1%
Communications Equipment 3.2%
Cisco Systems, Inc.*	1,396,550	22,763,765
QUALCOMM, Inc.	685,300	24,554,299

		47,318,064
Computers & Peripherals 6.7%
Apple, Inc.* (a)	353,000	30,128,550
EMC Corp.* (a)	953,100	9,978,957
Hewlett-Packard Co. (a)	905,200	32,849,708
International Business Machines Corp. (a)	335,100	28,202,016

		101,159,231
Electronic Equipment, Instruments & Components 1.1%
Mettler-Toledo International, Inc.* (a)	241,700	16,290,580

Internet Software & Services 0.9%
Google, Inc. "A"* (a)	44,700	13,751,955
IT Services 3.7%
Accenture Ltd. "A" (a)	810,700	26,582,853
Fiserv, Inc.* (a)	341,600	12,423,992
Visa, Inc. "A" (a)	317,200	16,637,140

		55,643,985
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp. "A"* (a)	391,250	6,639,513
Intel Corp. (a)	1,895,890	27,793,747

		34,433,260
Software 3.2%
Adobe Systems, Inc.*	663,900	14,134,431
Electronic Arts, Inc.* (a)	369,700	5,929,988
Microsoft Corp.	1,456,480	28,313,971

		48,378,390
Materials 7.3%
Chemicals 5.1%
Ecolab, Inc. (a)	714,500	25,114,675
Monsanto Co.	384,200	27,028,470
Praxair, Inc.	401,000	23,803,360

		75,946,505
Metals & Mining 2.2%
Barrick Gold Corp.	781,300	28,728,401
Freeport-McMoRan Copper & Gold, Inc.	207,900	5,081,076

		33,809,477
Telecommunication Services 1.0%
Diversified Telecommunication Services
AT&T, Inc. (a)	525,200	14,968,200
Utilities 0.4%
Electric Utilities
Allegheny Energy, Inc.	198,100	6,707,666

Total Common Stocks (Cost $1,456,768,508)		1,449,761,843
Securities Lending Collateral 23.8%
Daily Assets Fund Institutional, 1.69% (b) (c) (Cost $357,611,965)	357,611,965	357,611,965
Cash Equivalents 4.0%
Cash Management QP Trust, 1.42% (b) (Cost $60,175,869)	60,175,869	60,175,869
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,874,556,342) †	124.1	1,867,549,677
Other Assets and Liabilities, Net	(24.1)	(362,684,676)

Net Assets	100.0	1,504,865,001

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $1,876,960,755. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $9,411,078. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $219,096,222 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $228,507,300.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $353,060,447 which is 23.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 1,776,563,200
Level 2	90,986,477
Level 3	-
Total	$ 1,867,549,677

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008